Business Combinations - Schedule of Purchase Consideration (Details) - MIPS Holdings Inc $ in Millions	Aug. 13, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 215
Replacement share-based payment awards	11
Total purchase consideration	$ 226